Financial Instruments - Fair Value of Financial Assets and Liabilities Measured at Other than Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 3,808	$ 3,466
Other financial assets and liabilities (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Loans receivable	25	26
Exchangeable securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	750	744
Long-term debt
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,657	3,323
Recurring fair value measurement | Other financial assets and liabilities (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Loans receivable	25	26
Recurring fair value measurement | Exchangeable securities | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	739	718
Recurring fair value measurement | Long-term debt | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,447	3,104
Recurring fair value measurement | Level I | Other financial assets and liabilities (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Loans receivable	0	0
Recurring fair value measurement | Level I | Exchangeable securities | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level I | Long-term debt | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level II | Other financial assets and liabilities (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Loans receivable	25	26
Recurring fair value measurement | Level II | Exchangeable securities | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	739	718
Recurring fair value measurement | Level II | Long-term debt | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	3,447	3,104
Recurring fair value measurement | Level III | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Loans receivable	(110)	56
Recurring fair value measurement | Level III | Other financial assets and liabilities (FVTPL) | Amortized cost
Disclosure of fair value measurement of liabilities [line items]
Loans receivable	0	0
Recurring fair value measurement | Level III | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	263	203
Recurring fair value measurement | Level III | Exchangeable securities | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	0	0
Recurring fair value measurement | Level III | Long-term debt | Other financial assets and liabilities (FVTPL)
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	$ 0	$ 0